Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member] Class Z Ordinary Shares [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2021		$ 120,000	$ 119,979	$ (83,550)	$ 3,685	$ 7,517	$ 47,652
Balance, shares at Dec. 31, 2021		120,000,000
Retroactive adjustment to reflect recapitalization		$ (119,979)	119,979
Retroactive adjustment to reflect recapitalization, shares		(99,444,405)
Balance, December 31, 2021 - adjusted		$ 21	119,979	(83,550)	3,685	7,517	47,652
Balance, December 31, 2020 - adjusted, shares		20,555,595
Merger and recapitalization	$ 30	$ 7	44,926				44,963
Merger and recapitalization, shares	29,999,990	7,451,249
Transaction costs			(3,104)				(3,104)
Derivative liability for forward purchase agreement			(4,685)				(4,685)
Contingent consideration liability			(1,308)				(1,308)
Shares issued upon exercise of warrants			446				446
Shares issued upon exercise of warrants, shares		38,780
Share-based compensation			125				125
Share-based compensation, shares		13,200
Settlement of forward share purchase agreement derivative liability		$ (1)	(12,721)				(12,722)
Settlement of forward share purchase agreement derivative liability, shares		(1,179,722)
Net (loss) income				(19,128)		(42)	(19,170)
Foreign exchange loss					(6,669)	(573)	(7,242)
Balance at Dec. 31, 2022	$ 30	$ 27	143,658	(102,678)	(2,984)	6,902	44,955
Balance, shares at Dec. 31, 2022	29,999,990	26,879,102
Shares issued upon exercise of warrants			1				1
Shares issued upon exercise of warrants, shares		100
Share-based compensation			169				169
Net (loss) income				(12,676)		168	(12,508)
Foreign exchange loss					(2,021)	274	(1,747)
Shares repurchased and retired	$ (30)						(30)
Shares repurchased and retired, shares	(29,999,990)
Acquisition of non-controlling interest			(549)			(933)	(1,482)
Redeemable noncontrolling interest			(152)				(152)
Balance at Dec. 31, 2023		$ 27	143,127	(115,354)	(5,005)	6,411	29,206
Balance, shares at Dec. 31, 2023		26,879,202
Share-based compensation			522				522
Share-based compensation, shares		22,390
Net (loss) income				(24,325)		970	(23,355)
Foreign exchange loss					(665)	(392)	(1,057)
Balance at Dec. 31, 2024		$ 27	$ 143,649	$ (139,679)	$ (5,670)	$ 6,989	$ 5,316
Balance, shares at Dec. 31, 2024		26,901,592